Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Movements in Right of Use Assets

Movements in the Group’s ROU assets during the years ended December 31, 2025 and 2024 are outlined below:

(in USD and thousands)	Vessels and Ships	Buildings	Other	Total

Cost as of January 1, 2025	$240,693	$74,386	$13,805	$328,884

Additions	16,264	24,107	4,614	44,985
Decreases and disposals	(8,023)	(3,770)	(1,587)	(13,380)
Reclassified to property, plant and equipment and intangible assets	—	—	(1,443)	(1,443)
Effect of currency translation	373	791	1,027	2,191

Cost as of December 31, 2025	$249,307	$95,514	$16,416	$361,237

Accumulated depreciation and impairment as of January 1, 2025	(22,336)	(37,244)	(5,880)	(65,460)
Depreciation and impairment	(12,280)	(7,149)	(2,554)	(21,983)
Depreciation of disposals	—	3,594	927	4,521
Reclassified to property, plant and equipment and intangible assets	—	—	1,443	1,443
Effect of currency translation	(200)	(374)	(370)	(944)

Accumulated depreciation and impairment as of December 31, 2025	$(34,816)	$(41,173)	$(6,434)	$(82,423)

Net book value
As of January 1, 2025	$218,357	$37,142	$7,925	$263,424
As of December 31, 2025	$214,491	$54,341	$9,982	$278,814

(in USD and thousands)	Vessels and Ships	Buildings	Other	Total

Cost as of January 1, 2024	$225,141	$77,090	$13,982	$316,213

Additions	16,181	1,112	1,767	19,060
Disposals and decreases	—	(3,355)	(66)	(3,421)
Reclassified to property, plant and equipment and intangible assets	—	—	(1,404)	(1,404)
Effect of currency translation	(629)	(461)	(474)	(1,564)

Cost as of December 31, 2024	$240,693	$74,386	$13,805	$328,884

Accumulated depreciation and impairment as of January 1, 2024	(11,676)	(30,865)	(4,838)	(47,379)
Depreciation and impairment	(10,701)	(6,756)	(2,668)	(20,125)
Depreciation of disposals	—	173	66	239
Reclassified to property, plant and equipment and intangible assets	—	—	1,404	1,404
Effect of currency translation	41	204	156	401

Accumulated depreciation and impairment as of December 31, 2024	$(22,336)	$(37,244)	$(5,880)	$(65,460)

Net book value
As of January 1, 2024	$213,465	$46,225	$9,144	$268,834
As of December 31, 2024	$218,357	$37,142	$7,925	$263,424

Schedule of Movements in Lease Liabilities

The table below presents movements in the Group’s lease liabilities during the years ended December 31, 2025 and 2024:

	2025	2024
(in USD and thousands)
As of January 1	$236,538	$252,626
Additions	40,381	16,764
Decreases and disposals	(8,970)	(3,183)
Interest expense	19,170	21,068
Payments	(49,524)	(47,583)
Effect of currency translation	2,757	(1,527)
Other	(1,431)	(1,627)
As of December 31	$238,921	$236,538

Summary of Carrying Amounts Short-Term and Long-Term Lease Liabilities

The table below presents the carrying amounts of the Group’s short-term and long-term lease liabilities as of December 31, 2025 and 2024:

	December 31,
	2025	2024
(in USD and thousands)
Short-term portion of lease liabilities	$26,484	$28,944
Long-term portion of lease liabilities	212,437	207,594
Total	$238,921	$236,538

Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of December 31, 2025 and 2024. The table below excludes amounts for executed lease agreements not yet commenced as of December 31, 2025 and 2024, for underlying assets of which the Group had not yet obtained the right to control the use.

	December 31,
	2025	2024
(in USD and thousands)
3 months or less	$8,311	$8,940
4 to 12 months	34,529	37,481
1 to 5 years	148,464	157,255
Over 5 years	221,967	213,834
Total	$413,271	$417,510